Income tax expenses (Details 2)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
The aggregate effect	$ 203,160	1,290,674	1,756,754	2,864,990
Per share effect - basic	$ 0.006	0.04	0.05	0.07
Per share effect - diluted	$ 0.006	0.04	0.05	0.07